Equity Method Investment (Details) - Schedule of Summarized Financial Information - Unique Logistics International, Inc. [Member] - Investees [Member]	12 Months Ended
May 31, 2023 USD ($)
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 14,712,542
Noncurrent assets	138,172
Current liabilities	7,289,746
Noncurrent liabilities
Equity	7,560,968
Net Revenue	11,799,721
Gross Profit	2,584,720
Income from operations	1,116,717
Net Income	$ 273,311